EMPLOYEE BENEFITS OBLIGATIONS - MOVEMENT (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFITS OBLIGATIONS [abstract]
At January 1	¥ 24,487	¥ 26,345
Additions	0	0
Payments	(1,726)	(1,858)
At December 31	¥ 22,761	¥ 24,487